BUSINESS COMBINATION - Common Stock (Details) - shares	Dec. 27, 2021	Dec. 26, 2021
Reverse Recapitalization [Line Items]
Common stock, outstanding (shares)	76,066,782
Stock issued in private placement (shares)	4,500,000
Business Combination and PIPE Financing shares - Class A common stock (in shares)	14,929,982
Class B common stock held by Holdings (in shares)	61,136,800
Common Shareholders
Reverse Recapitalization [Line Items]
Stock issued (in shares)	4,640,982
Roman DBDR Founders
Reverse Recapitalization [Line Items]
Stock issued (in shares)	5,789,000
Roman DBDR
Reverse Recapitalization [Line Items]
Common stock, outstanding (shares)		23,156,000
Less: redemption of Roman DBDR shares (in shares)	(18,515,018)